Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Share-based payment arrangements [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Stock Options
A summary of stock options outstanding is as follows:

	Stock options (#)	Weighted average exercise price ($)
	#	$
Balance, March 31, 2023	672,150	257.28
Granted	633,485	7.60
Expired	(34,855)	1,033.90
Forfeited	(83,956)	205.10
Balance, March 31, 2024	1,186,824	104.90
Granted	749,161	7.60
Exercised	(111,661)	7.60
Forfeited	(20,284)	13.12
Expired	(43,320)	463.14
Balance, March 31, 2025	1,760,720	61.68

Disclosure of Range of Exercise Prices of Outstanding Stock Options
The following table summarizes the stock options that are outstanding as at March 31, 2025:

Exercise Price ($)	Expiry Date	Weighted average remaining life	Options outstanding (#)	Options exercisable (#)
7.59 - 23.80	May 31, 2027 - September 19, 2029	3.57	1,555,974	377,763
48.60 - 224.80	April 6, 2025 - February 28, 2027	1.12	142,365	142,365
1,240.80	March 13, 2026	0.95	62,381	62,381
			1,760,720	582,509

Weighted Average Assumptions for Stock Options
Stock options granted during the respective periods presented below were fair valued based on the following weighted average assumptions:

	Years ended March 31,
	2025	2024
Risk-free annual interest rate (1)	3.70%	4.34%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	81.19%	85.06%
Expected life of options (years) (3)	2.97	2.67
Forfeiture rate	11.20%	19.63%
Weighted average value	$4.12	$4.10
Weighted average exercise price	$7.60	$7.60
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the average historical volatilities of the Company and certain companies in the same industry.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding.
Summary of Other Equity Instruments Outstanding
A summary of the RSUs outstanding are as follows:

RSUs
#
Balance, March 31, 2023	661,449
Issued	378,900
Vested	(158,248)
Expired	(84,385)
Forfeited	(27)
Balance, March 31, 2024	797,689
Issued	378,369
Vested	(364,551)
Forfeited	(54,168)
Balance, March 31, 2025	757,339
The following table summarizes the RSUs that are outstanding as at March 31, 2025:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
$6.17 - $18.70	September 23, 2025 - September 19, 2027	753,220	40,701
$19.20 - $46.50	May 17, 2025 - November 15, 2025	4,119	13
		757,339	40,714

DSUs
#
Balance, March 31, 2023	91,045
Issued(1)	225,292
Exercised	(21,397)
Forfeited	(17,734)
Balance, March 31, 2024	277,206
Issued(1)	160,928
Exercised	(65,532)
Balance, March 31, 2025	372,602
(1)Includes DSUs issued under cash settlement plan Note 15(e).
The following table summarizes the DSUs that are outstanding as at March 31, 2025:

Weighted Average Issue Price ($)	Expiry Date	Outstanding and vested (#)
$4.43 - $83.70	N/A	370,447
$100.90 - $217.20	N/A	1,944
$901.20 - $949.20	N/A	211
		372,602
A summary of the PSUs outstanding is as follows:

PSUs
#
Balance, March 31, 2023	230,824
Granted(1)	522,907
Vested	(26)
Cancelled	(28,745)
Expired	(24,080)
Balance, March 31, 2024	700,880
Granted(1)	664,277
Vested	(134,040)
Cancelled	(38,876)
Expired	(27,767)
Balance, March 31, 2025	1,164,474
(1)Includes PSUs issued under cash settlement plan Note 15(e).
The following table summarizes the PSUs that are outstanding as at March 31, 2025:

Weighted Average Issue Price ($)	Expiry Date	Outstanding (#)	Vested (#)
7.59 - 33.20	May 17, 2025 - September 19, 2027	1,164,474	—

Weighted Average Assumptions for Other Equity Instruments
PSUs granted during the respective periods highlighted below were fair valued based on the following weighted average assumptions:

	Years ended March 31,
	2025	2024
Risk-free annual interest rate (1)	2.60%	4.76%
Dividend yield	—%	—%
Expected stock price volatility (2)	84.20%	90.65%
Expected stock price volatility of peer group (2)	83.17%	91.51%
Expected life of options (years) (3)	3	3
Forfeiture rate	14.94%	12.45%
Equity correlation against peer group (4)	44.87%	39.14%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the 20-day VWAP historical volatility of the Company and the peer group of companies.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.